Selling and Distribution Expenses (Details) - Schedule of selling and distribution expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of selling and distribution expenses [Abstract]
Personnel expenses, note 22(b)	S/ 26,818	S/ 21,707	S/ 17,982
Third-party services	8,636	7,549	7,392
Advertising and promotion	6,981	13,149	14,066
Allowance for expected credit losses, note 7 (d)	1,452	683	1,190
Other	646	1,029	1,048
Total selling and distribution expenses	S/ 44,533	S/ 44,117	S/ 41,678